Income Tax - Summary of Reconciliation of Tax Expense to Estimated Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Statutory tax rate	30.78%	30.99%	30.86%